Fair Value (Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value [Abstract]
Interest income	$ 68	$ 60
Interest expense
Change in fair value	(7)	6
Total change in fair value	$ 61	$ 66